LEASE LIABILITIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Interest expense on lease liabilities	$ 2.4	$ 2.7
Lease commitments for short-term leases for which recognition exemption has been used	4.2
Cash outflow for leases	$ 12.7	$ 11.0